Average Annual Total Returns - FidelityGrowthStrategiesK6Fund-PRO - FidelityGrowthStrategiesK6Fund-PRO - Fidelity Growth Strategies K6 Fund	Jan. 29, 2025
Fidelity Growth Strategies K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.89%
Past 5 years	12.44%
Since Inception	12.97%	[1]
RS012
Average Annual Return:
Past 1 year	22.10%
Past 5 years	11.47%
Since Inception	12.83%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Since Inception	13.73%

[1]	A From May 25, 2017 .